UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2013
(Unaudited)

	Shares	Value
Europe Large Cap Stocks - 4.0%
Allianz SE	11,000	$162,250
ArcelorMittal ADR	10,000	124,900
AXA SA	8,700	162,255
Banco Santander SA	13,000	94,250
Muenchener Rueckversicherungs-Gesellschaft AG	7,500	150,300
Royal Dutch Shell PLC	1,800	122,346
Telefonica S.A.	11,000	160,270
Total SA ADR	4,000	200,960

		1,177,531

Europe Small Cap Stocks - 0.4%
Navios Maritime Partners LP	7,000	106,120

Global Large Cap Stocks - 4.0%
Cenovus Energy, Inc.	6,800	203,592
LyondellBasell Industries NV	2,000	121,400
Sanofi-Aventis ADR	5,000	266,750
Toronto Dominion Bank	3,500	286,650
TransCanada Corp.	6,000	297,060

		1,175,452

Global Mid Cap Stocks - 0.5%
TransAlta Corp.	10,200	150,042

Global Small Cap Stocks - 0.4%
Aircastle Ltd.	9,500	132,620

International Large Cap Stocks - 4.1%
BCE, Inc.	7,000	328,020
Eni S.p.A. ADR	6,500	310,765
Sasol Ltd. ADR	5,000	217,100
SeaDrill Ltd.	9,000	346,410

		1,202,295

International Market Indexes - 2.6%
iShares Dow Jones EPAC Select Dividend Index Fund	7,000	252,630
iShares Emerging Markets Dividend Index Fund	3,000	162,930
iShares MSCI Australia Index Fund	12,000	337,200

		752,760

International Mid Cap Stocks - 1.3%
PartnerRe Ltd.	4,000	377,360

International Small Cap Stocks - 1.7%
Fly Leasing Ltd.	11,600	176,320
Maiden Holdings, Ltd.	17,000	175,610
Tower Group International, Ltd.	8,400	158,928

		510,858

Japan Large Cap Stocks - 0.7%
NTT DOCOMO, Inc. ADR	12,000	198,840

Latin America Large Cap Stocks - 1.5%
Ecopetrol SA ADR	4,500	214,065
Empresa Nacional de Electricidad SA ADR	4,300	229,233

		443,298

Pacific/Asia Large Cap Stocks - 1.9%
China Petroleum & Chemical Corporation	2,200	243,232
PetroChina Company Limited	1,000	127,860
Westpac Banking Corporation	1,000	175,080

		546,172

Pacific/Asia Market Indexes - 3.2%
iShares Asia/Pacific Dividend 30 Index Fund	4,300	265,869
iShares MSCI Pacific ex-Japan Index Fund	6,500	335,400

iShares MSCI Singapore Index Fund	23,000	332,120

		933,389

Scandinavia Large Cap Stocks - 0.7%
Statoil ASA ADR	9,000	220,500

Structured Notes - 1.8%
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	197,490
Morgan Stanley Market Linked Auto-Callable Securities, Variable Rate, due 11/30/2032	$300,000	321,360

		518,850

United Kingdom Large Cap Stocks - 6.1%
Astrazeneca PLC ADR	4,000	207,680
Aviva plc ADR	26,000	249,340
BP plc	7,000	305,200
BT Group plc	4,000	172,040
Diageo Plc ADR	1,400	171,080
Ensco PLC	5,000	288,400
National Grid PLC ADR	2,000	127,560
Tesco plc	7,300	127,604
Vodafone Group PLC	4,600	140,714

		1,789,618

U.S. Large Cap Stocks - 29.6%
Altria Group, Inc.	8,500	310,335
A T & T, Inc.	7,600	284,696
Baxter International, Inc.	4,000	279,480
BB&T Corporation	4,300	132,311
Blackrock, Inc.	750	199,875
Bristol-Myers Squibb Company	6,500	258,180
Chevron Corp.	2,300	280,623
Coca Cola Co.	8,000	338,640
ConAgra Foods, Inc.	6,500	229,905
Dominion Resources, Inc.	2,400	148,032
Dow Chemical Company	9,000	305,190
DTE Energy Co.	2,000	145,760
Duke Energy Corporation	2,100	157,920
E. I. du Pont de Nemours and Company	2,600	141,726
Eli Lilly & Co.	6,000	332,280
Enterprise Products Partners L.P.	2,400	145,560
Exelon Corporation	4,400	165,044
Freeport-McMoRan Copper & Gold, Inc.	5,100	155,193
General Dynamics Corporation	2,800	207,088
General Electric Company	5,500	122,595
General Mills, Inc.	6,000	302,520
JPMorgan Chase & Co.	7,000	343,070
Kellogg Corporation	3,000	195,120
Kimberly-Clark Corporation	2,500	257,975
Lockheed Martin Corporation	3,100	307,179
M & T Bank Corp.	2,500	250,500
McDonald’s Corp.	3,000	306,420
Merck & Co., Inc.	7,000	329,000
Microsoft Corporation	4,700	155,570
Norfolk Southern Corp.	4,000	309,680
Omnicom Group, Inc.	2,500	149,425
Paychex, Inc.	8,000	291,280
Procter & Gamble Co.	3,000	230,310
Reynolds American, Inc.	6,500	308,230
Southern Company	2,700	130,221
Sysco Corporation	9,500	331,170
Verizon Communications, Inc.	2,800	150,948

		8,689,051

U.S. Micro Cap Stocks - 4.1%
Calamos Asset Management, Inc.	12,000	136,200
Flushing Financial Corporation	11,000	166,980
Full Circle Capital Corporation	26,000	205,660

Medallion Financial Corp.	13,000	194,220
OceanFirst Financial Corp.	20,000	284,200
State Auto Financial Corp.	13,000	225,940

		1,213,200

U.S. Mid Cap Stocks - 10.0%
AGL Resources, Inc.	5,500	241,175
Ares Capital Corp.	17,000	308,720
Broadridge Financial Solutions, Inc.	15,000	377,700
Cleco Corporation	3,500	173,320
Erie Indemnity Co.	3,500	278,495
IAC/InterActiveCorp	3,400	160,038
Maxim Integrated Products, Inc.	7,500	231,975
Omega Healthcare Investors, Inc.	10,000	328,700
Pinnacle West Capital Corp.	2,700	164,430
Rayonier, Inc.	4,500	267,390
SCANA Corp.	3,000	162,600
Sonoco Products Co.	6,600	231,264

		2,925,807

U.S. REIT’s - 8.8%
Agree Realty Corp.	4,400	132,308
American Realty Capital Properties, Inc.	14,500	238,380
Arbor Realty Trust, Inc.	36,000	277,920
Ares Commercial Real Estate Corp.	7,500	126,225
CapLease, Inc.	29,000	203,580
Capstead Mortgage Corp.	14,000	185,920
Colony Financial, Inc.	9,000	200,700
Government Properties Income Trust	8,400	218,820
Home Properties, Inc.	4,000	257,840
PennyMac Mortgage Investment Trust	4,800	121,200
Preferred Apartment Communities, Inc.	9,000	81,990
Redwood Trust, Inc.	6,500	148,330
Spirit Realty Capital, Inc.	17,400	374,622

		2,567,835

U.S. Small Cap Stocks - 8.5%
HNI Corporation	8,000	275,440
Horace Mann Educators Corporation	11,000	248,050
Intersil Corporation	18,200	141,232
Laclede Group, Inc.	6,500	303,615
Landauer, Inc.	2,800	156,436
MDC Partners, Inc.	10,500	179,445
Meridian Bioscience, Inc.	7,000	142,030
Northwest Bancshares, Inc.	20,000	245,000
Speedway Motorsports, Inc.	21,000	378,630
Suburban Propane Partners, L.P.	4,700	233,825
Vanguard Natural Resources, LLC	6,700	190,615

		2,494,318

Money Market Funds - 4.0%
Fidelity Institutional Money Market Portfolio	1,160,586	1,160,586

TOTAL INVESTMENTS - 99.9% (cost $24,144,574)		29,286,502
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		16,761

Net Assets - 100.0%		$29,303,263

Cost for federal income tax purposes $24,144,574.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$5,412,541
Excess of tax cost over value	270,613

Net Appreciation	$5,141,928

API GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2013

(Unaudited)

	Shares	Value
Emerging Markets Growth - 2.1%
iShares MSCI Emerging Markets Growth Index Fund	5,000	$287,050
iShares MSCI Emerging Markets Index Fund	7,000	303,030
iShares MSCI Turkey Investable Market Index Fund	2,500	183,025
Market Vectors Vietnam ETF	9,800	191,198

		964,303

Emerging Markets Value - 0.4%
Guggenheim BRIC ETF	4,600	161,414

Europe Large Cap Stocks - 4.4%
ASML Holding N.V.	2,464	183,248
BLDRS Europe 100 ADR Index Fund	9,300	206,367
L’Oreal SA	7,000	248,710
LVMH Moet Hennessey Louis Vuitton SA	6,200	215,450
Nestle SA ADR	2,900	206,567
Roche Holding, Ltd. ADR	3,000	187,260
Siemens AG ADR	1,800	188,118
Syngenta AG ADS	3,000	256,500
Tenaris SA ADR	4,000	177,960
Vanguard MSCI European ETF	3,000	154,080

		2,024,260

Europe Mid Cap Stocks - 0.6%
Core Laboratories N.V.	1,800	260,604

Global Large Cap Stocks - 2.6%
Accenture plc	3,600	293,184
Aon plc	3,400	205,190
Cenovus Energy, Inc.	5,500	164,670
iShares MSCI Kokusai Index Fund	4,600	214,369
Lululemon Athletica, Inc.*	2,000	152,260
SAP AG ADS	2,000	159,700

		1,189,373

Global Market Indexes - 0.6%
Vanguard Total World Stock Index Fund	5,500	295,240

Global Mid Cap Stocks - 1.0%
Allied World Assurance Comapny Holdings Ltd.	2,000	181,620
Signet Jewelers Ltd.	3,900	268,047

		449,667

Global Small Cap Stocks - 0.5%
Aircastle Ltd.	14,000	195,440

International Large Cap Stocks - 4.1%
Agrium, Inc.	1,500	137,505
Brookfield Asset Management, Inc.	6,000	231,540
Brookfield Property Partners L.P.*	344	7,596
Elan Corporation plc ADR*	13,000	152,100
Essilor International SA	3,800	213,978
Novozymes A/S	5,700	196,707
Potash Corporation of Saskatchewan, Inc.	4,500	189,450
Valeant Pharmaceuticals International, Inc.*	3,600	273,888
Wilmar International Ltd.	7,500	204,225
Yandex NV*	9,900	254,826

		1,861,815

International Market Indexes - 0.9%
iShares MSCI EAFE Growth Index Fund	2,500	164,675
iShares MSCI EAFE Small Cap Index Fund	5,500	250,415

		415,090

International Mid Cap Stocks - 1.3%
Bruker Corporation*	10,800	191,916
Lazard Ltd.	6,500	220,350
Sirona Dental Systems, Inc.*	2,800	205,912

		618,178

International Small Cap Stocks - 2.7%

Accelrys, Inc.*	21,000	206,850
Cielo SA	7,440	198,871
Himax Technologies, Inc.*	42,000	231,000
Premier Global Services, Inc.*	18,500	207,755
Schweitzer-Mauduit International, Inc.	4,000	161,160
Tangoe, Inc.*	16,200	208,332

		1,213,968

Japan Large Cap Stocks - 0.5%
Secom Co. Ltd.	16,000	221,920

Japan Small Cap Stocks - 0.5%
iShares Japan Small Cap Index Fund	4,500	243,855

Latin America Large Cap Stocks - 3.3%
BanColombia SA ADR	3,100	210,087
Banco Santander - Chile ADR	6,493	172,974
Brasil Foods SA	11,100	275,613
Enersis SA ADR	12,000	226,560
Fomento Economico Mexicano S.A.B. de C.V. ADR	1,600	181,424
Grupo Televisa SA ADR	9,500	240,540
Sociedad Quimica Minera de Chile ADR	4,000	197,960

		1,505,158

Latin America Market Indexes - 0.5%
iShares S&P Latin American 40 Index Fund	5,500	238,315

Latin America Mid Cap Stocks - 1.2%
Compania Cervecerias Unidas S.A.	7,400	255,522
Embraer SA ADR	8,400	293,412

		548,934

Pacific/Asia Large Cap Stocks - 2.1%
BHP Billiton Ltd. ADR	2,800	188,216
Honda Motor Co. Ltd.	5,400	215,892
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	267,120
Vanguard MSCI Pacific ETF	5,000	305,900

		977,128

Pacific/Asia Market Indexes - 1.6%
BLDRS Emerging Markets 50 ADR Index Fund	4,900	191,933
iShares MSCI Indonesia Investable Market Index Fund	5,000	177,850
iShares MSCI Malaysia Index Fund	10,200	161,364
iShares MSCI Thailand Investable Market Index Fund	2,000	190,000

		721,147

Pacific/Asia Mid Cap Stocks - 0.5%
NetEase, Inc.	3,900	219,921

Scandinavia Large Cap Stocks - 0.4%
Novo Nordisk A/S ADR	1,000	176,630

Scandinavia Mid Cap Stocks - 0.6%
Autoliv, Inc.	3,500	267,470

United Kingdom Large Cap Stocks - 1.0%
ACE Limited	2,500	222,850
GlaxoSmithKline PLC ADR	4,700	242,708

		465,558

U.S. Large Cap Stocks - 16.9%
Allergan, Inc.	2,000	227,100
Amazon.com, Inc.	700	177,667
Apple, Inc.	500	221,375
AutoZone, Inc.*	350	143,182
Beam, Inc.	3,000	194,130
CarMax, Inc.*	4,400	202,576
Celgene Corporation*	1,500	177,105
CF Industries Holdings, Inc.	1,200	223,812
eBay, Inc.*	3,500	183,365
Fluor Corporation	2,900	165,242
FMC Technologies, Inc.*	4,700	255,210
Franklin Resources, Inc.	1,600	247,456
Gilead Sciences, Inc.*	3,600	182,304
Google, Inc.*	250	206,143
Intel Corporation	8,400	201,180
Intuitive Surgical, Inc.*	400	196,916
Laboratory Corporation of America Holdings, Inc.*	2,500	233,400
Liberty Interactive Corporation*	8,000	170,320
Liberty Media Corporation*	1,600	183,808

Liberty Ventures Series A*	4,000	293,880
Lowe’s Companies, Inc.	6,000	230,520
Macy’s, Inc.	4,500	200,700
Moody’s Corp.	2,500	152,125
NetApp, Inc.*	7,200	251,208
Oracle Corp.	7,700	252,406
O’Reilly Automotive, Inc.*	1,500	160,980
PPG Industries, Inc.	1,800	264,852
Precision Castparts Corp.	1,500	286,935
Praxair, Inc.	1,300	148,590
QUALCOMM, Inc.	3,500	215,670
Salesforce.com Inc.*	6,000	246,660
Starz - Liberty Capital*	10,200	238,476
The ADT Corporation	4,200	183,288
TripAdvisor, Inc.*	3,900	205,062
Verisk Analytics, Inc.*	3,000	183,870
Vertex Pharmaceuticals, Inc.*	2,900	222,778
Virgin Media, Inc.	4,300	209,754

		7,740,045

U.S. Micro Cap Stocks - 7.7%
Bazaarvoice, Inc.*	20,500	148,625
City Holding Company	4,500	171,810
EnerNOC, Inc.*	11,500	201,480
Envestnet, Inc.*	13,700	249,614
Multimedia Games Holding Company*	11,000	271,260
Myers Industries, Inc.	10,700	158,574
Newport Corp.*	17,000	257,550
Omnicell, Inc.*	11,000	198,220
Palomar Medical Technologies, Inc.*	13,000	176,150
Park-Ohio Holdings Corp.*	7,300	268,494
PDF Solutions, Inc.*	16,500	282,315
Syneron Medical, Inc.*	15,000	133,950
Tredegar Corporation	8,300	245,680
TriMas Corporation*	5,700	173,850
UFP Technologies, Inc.*	10,000	202,900
U.S. Ecology, Inc.	6,500	176,800
Virtus Investment Partners, Inc.*	1,200	229,200

		3,546,472

U.S. Mid Cap Stocks - 20.4%
Alliance Data Systems Corporation*	1,300	223,301
Amdocs Ltd.	7,000	249,900
Ansys, Inc.*	2,200	177,892
B/E Aerospace, Inc.*	4,500	282,330
Bio-Rad Laboratories, Inc.*	2,500	299,375
Chicago Bridge & Iron Company N.V.	4,200	225,918
Colfax Corporation*	4,100	191,347
Copart, Inc.*	7,000	246,750
CoStar Group, Inc.*	1,800	195,138
Cree, Inc.*	3,900	220,623
Donaldson Company, Inc.	4,500	163,710
Factset Research Systems, Inc.	2,000	188,140
Flowserve Corp.	1,200	189,744
FMC Corp.	3,000	182,100
Genesee & Wyoming, Inc.*	2,200	187,440
GEO Group, Inc.	4,500	168,525
Harris Corp.	3,600	166,320
Hertz Global Holdings, Inc.*	13,500	325,080
Hexcel Corp.*	8,000	244,000
IDEX Corporation	4,500	234,135
Landstar Systems, Inc.	4,300	235,038
Markel Corp.*	400	214,500
Mednax Services, Inc.*	3,000	266,190
NeuStar, Inc.*	3,900	171,093
NewMarket Corp.	800	214,960
Oasis Petroleum, Inc.*	4,800	164,304
Panera Bread Co.*	900	159,507
PTC, Inc.*	8,000	192,080
Rackspace Hosting, Inc.*	3,900	187,980
Regal Beloit Corp.	2,200	172,964
ResMed, Inc.	3,100	148,862

Robert Half International, Inc.	5,600	183,792
Rockwood Holdings, Inc.	3,800	246,582
Steel Dynamics, Inc.	15,000	225,600
Teledyne Technologies, Inc.*	3,000	225,180
Toro Co.	4,500	202,545
Tractor Supply Company	2,000	214,340
Trimble Navigation, Ltd.*	4,400	126,456
Triumph Group, Inc.	3,000	239,700
Towers Watson & Co.	3,700	269,804
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,400	210,360
Wabtec Corp.	2,500	262,350
Waste Connnections, Inc.	6,000	227,700
Western Digital Corporation*	4,500	248,760

		9,372,415

U.S. Small Cap Stocks - 18.2%
Aaron’s, Inc.	8,000	229,680
ADTRAN, Inc.	13,500	283,500
American Vanguard Corp.	4,200	121,128
Biglari Holdings, Inc.*	400	154,912
Centene Corporation*	4,100	189,420
CIRCOR International, Inc.	4,500	212,985
Coinstar, Inc.*	4,000	211,240
Computer Programs & Systems, Inc.	2,900	152,134
CoreLogic, Inc.*	11,000	300,080
Darling International, Inc.*	9,100	168,441
Emulex Corporation*	23,000	138,000
Financial Engines, Inc.*	6,200	225,494
Flowers Foods, Inc.	7,200	237,168
GreatBatch, Inc.*	9,000	251,460
H.B. Fuller Company	5,200	197,080
Iconix Brand Group, Inc.*	8,600	246,390
ICU Medical, Inc.*	4,500	271,125
Inter Parfums, Inc.	8,400	243,348
Interval Leisure Group, Inc.	8,000	152,480
Littlefuse, Inc.	3,700	258,334
Live Nation Entertainment, Inc.*	17,300	218,499
Mentor Graphics Corp.*	10,400	189,904
Middleby Corporation*	1,500	224,370
Mobile Mini, Inc.*	9,800	275,674
Mueller Industries, Inc.	2,600	134,628
NIC, Inc.*	8,100	136,404
Parexel International Corp.*	6,500	266,175
PriceSmart, Inc.	2,500	223,075
Prothena Corporation plc*	25,000	206,500
Raven Industries, Inc.	6,700	224,785
Regis Corporation	8,500	159,375
Sauer-Danfoss, Inc.	5,000	292,450
Simpson Manufacturing Co., Inc.	7,100	204,054
Team, Inc.*	5,800	224,808
Thor Industries, Inc.	5,000	185,450
TrueBlue, Inc.*	12,000	248,640
VCA Antech, Inc.*	9,000	216,900
Western Refining, Inc.	7,000	216,370
Zebra Technologies Corporation*	5,100	237,915

		8,330,375

Money Market Funds - 1.5%
Fidelity Institutional Money Market Portfolio	685,629	685,629

TOTAL INVESTMENTS - 98.1% (cost $32,911,328)		44,910,324
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		848,534

Net Assets - 100.0%		$45,758,858

Cost for federal income tax purposes $32,911,328.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$12,272,165
Excess of tax cost over value	273,169

Net Appreciation	$11,998,996

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2013

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 4.5%
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$2,500,000	$2,704,875
iShares Emerging Markets High Yield Bond Fund	87,000	4,815,450
iShares JPMorgan USD Emerging Markets Bond Fund	37,000	4,491,800
Market Vectors Emerging Markets High Yield Bond Fund	110,000	2,961,200
Minerva Luxembourg SA, 7.75%, due 1/31/2013	$1,000,000	1,070,200
PowerShares Emerging Markets Sovereign Debt Portfolio	300,000	9,300,000
WisdomTree Emerging Markets Corporate Bond ETF	28,000	2,248,680

		27,592,205

Global Corporate Bonds - 3.4%
Helios Multi-Sector High Income Fund, Inc.	73,300	465,455
iShares Global ex USD High Yield Corporate Bond Fund	66,000	3,631,650
Managed High Yield Plus Fund, Inc.	498,000	1,095,600
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	26,000	909,480
SPDR Barclays Capital Short Term High Yield Bond ETF	398,500	12,409,290
Wells Fargo Advantage Multi-Sector Income Fund	75,000	1,259,250
Western Asset Managed High Income Fund, Inc.	180,000	1,110,600

		20,881,325

Global Small Cap Stocks - 0.6%
Ship Finance International Ltd.	210,000	3,460,800

International Corporate Bonds - 0.1%
Natixis, 10%, due 4/29/2049	$275,000	309,031
Seaspan Corporation 7.95% Preferred Series D	20,000	535,000

		844,031

International Debt - 1.2%
Aberdeen Asia-Pacific Income Fund, Inc.	180,000	1,373,400
Market Vectors International High Yield Bond ETF	210,000	5,779,200

		7,152,600

International Government Bonds - 0.6%
Market Vectors Emerging Markets Local Currency Bond ETF	130,000	3,586,700

Structured Notes - 4.8%
Goldman Sachs Group, Inc. Autocallable Monthly Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$1,000,000	969,660
Goldman Sachs Group, Inc. Autocallable Quarterly Index-Linked Medium-Term Notes, Variable Rate, due 3/16/2020	$4,900,000	4,838,015
Goldman Sachs Group, Inc. Callable Monthly Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$3,000,000	2,912,340
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	3,949,800
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$4,800,000	4,806,240
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$1,000,000	1,068,850
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 9/28/2018	$2,764,000	3,070,942
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$3,500,000	3,803,975
Morgan Stanley Market Linked Auto-Callable Step-Up Notes, Variable Rate, due 11/30/2032	$4,000,000	4,284,800

		29,704,622

U.S. Corporate Bonds - 31.5%
Affiliated Managers Group, Inc., 6.375% Preferred	25,000	676,750
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	1,032,800
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	760,500
Alpha Natural Resources, Inc., 9.75%, due 4/15/2018	$200,000	218,000
American Axle & Manufacturing Holdings, Inc., 6.625%, due 10/15/2022	$300,000	322,125
American Axle & Manufacturing Holdings, Inc., 7.75%, due 11/15/2019	$100,000	114,750
American Income Fund, Inc.	134,800	1,167,368
Apollo Investment Corp. 6.625% Preferred	30,000	763,800
Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	1,039,600
Ares Capital Corporation, 5.875% Senior Notes, due 10/1/22	40,000	1,028,800
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/23	190,000	4,750,000
B/E Aerospace, Inc., 5.25%, due 4/1/2022	$400,000	428,000
BlackRock Corporate High Yield Fund III, Inc.	108,000	862,920
BlackRock Corporate High Yield Fund VI, Inc.	110,000	1,432,200

BlackRock Credit Allocation Income Trust IV	108,975	1,571,420
Cantor Fitzgerald LP, 7.875%, due 10/19/2019	$300,000	316,950
Chesapeake Energy Corp., 6.625%, due 8/15/2020	$200,000	227,250
Clean Harbors, Inc., 5.25%, due 8/1/2020	$300,000	318,750
CONSOL Energy, Inc., 8.25%, due 4/1/2020	$200,000	225,000
CoreLogic, Inc., 7.25%, due 6/1/2021	$100,000	111,500
Coresite Realty Corp. 7.25% Preferred Series B	10,000	261,600
Credit Suisse Asset Management Income Fund, Inc.	135,000	562,950
Credit Suisse High Yield Bond Fund, Inc.	279,000	937,440
CYS Investments, Inc. 7.75% Preferred Series A	40,000	1,018,000
DaVita HealthCare Partners, Inc., 6.625%, due 11/1/2020	$100,000	110,125
Dillard’s, Inc., 7.875%, due 1/1/2023	$200,000	231,250
Discover Financial Services 6.5% Preferred Series B	30,000	796,200
Dreyfus High Yield Strategies Fund	243,000	1,093,500
Equinix, Inc., 5.375%, due 4/1/2023	$200,000	210,500
EverBank Financial Corp. 6.75% Preferred Series A	20,000	505,800
Fifth Street Finance Corp., 5.875% Senior Notes, due 3/15/2019	53,520	1,336,394
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	160,000	4,030,400
First Trust Strategic High Income Fund II	90,900	1,582,569
Frontier Communications Corp., 7.125%, due 1/15/2023	$300,000	311,625
Goldman Sachs Capital II Street Notes, Variable Rate, due 6/1/2043	$500,000	427,750
Goodyear Tire & Rubber Co., 8.25%, due 8/15/2020	$200,000	224,750
Hawk Acquisition Sub, Inc., 4.25%, due 10/15/2020	$300,000	304,500
HealthSouth Corporation, 5.375%, due 4/1/2023	$200,000	222,500
Hercules Technology Growth Capital, Inc. 7% Preferred	6,200	162,564
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	40,000	1,065,600
Horizon Technology Finance Corp., 7.375% Senior Notes, due 3/15/2019	6,060	159,378
iShares iBoxx $ High Yield Corporate Bond	371,000	35,560,350
J. C. Penney Company, Inc., 5.75%, due 2/15/2018	$300,000	271,875
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	102,500	2,629,125
Jones Group, Inc., 6.875%, due 3/15/2019	$300,000	326,250
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	17,800	466,538
Kennedy-Wilson Holdings, Inc. 7.75% Preferred	20,000	521,000
Lear Corporation, 4.75%, due 1/15/2023	$300,000	302,250
Linn Energy, LLC, 6.25%, due 11/1/2019	$100,000	105,000
Main Street Capital Corp. 6.125% Preferred	196,000	4,988,200
Manitowoc Company, Inc., 8.5%, due 11/1/2020	$100,000	114,500
Manitowoc Company, Inc., 5.875%, due 10/15/2022	$300,000	320,250
Medley Capital Corp. 6.125% Preferred	196,000	4,947,040
MGM Resorts International, 7.625%, due 1/15/2017	$100,000	114,000
MGM Resorts International, 6.625%, due 12/15/2021	$200,000	217,500
Navios Maritime Holdings, 8.875%, due 11/1/2017	$100,000	105,625
North Atlantic Trading Co., 11.5%, due 7/15/2016	$2,500,000	2,640,625
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	775,200
NRG Energy, Inc., 7.875%, due 5/15/2021	$100,000	113,750
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	52,482	1,443,255
Peabody Energy Corp., 6%, due 11/15/2018	$100,000	108,375
Peabody Energy Corp., 6.25%, due 11/15/2021	$200,000	214,250
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	64,600	1,629,858
Peritus High Yield ETF	379,500	19,653,736
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	199,300	21,075,975
PIMCO Total Return ETF	16,000	1,772,960
Pittsburgh Glass Works LLC, 8.5%, due 4/15/2016	$100,000	103,500
Plains Exploration & Production Co., 6.625%, due 5/1/2021	$100,000	112,000
PowerShares Financial Preferred	100,000	1,869,000
PowerShares High Yield Corporate Bond	600,000	11,760,000
Regions Financial Corp. 6.375% Preferred Series A	30,000	769,800
Resource Capital Corporation 8.25% Preferred Series B	30,000	746,700
Rockies Express Pipeline LLC, 6.85%, due 7/15/2018	$400,000	412,000
R. R. Donnelley & Sons Co., 7.25%, due 5/15/2018	$200,000	218,500
R. R. Donnelley & Sons Co., 8.25%, due 3/15/2019	$200,000	224,000
Smithfield Foods Inc., 6.625%, due 8/15/2022	$100,000	111,250
SLM Corporation, 5.5%, due 1/25/2023	$500,000	502,996
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	1,008,000
SPDR Barclays Capital High Yield Bond ETF	877,400	36,631,450
Summit Hotel Properties, Inc. 7.875% Preferred Series B	10,000	262,500
SunTrust Banks, Inc. 5.875% Preferred Series E	20,000	510,600
Terex Corporation, 6.5%, due 4/1/2020	$500,000	547,500
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	1,019,200
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	44,658	1,147,711
TRW Automotive Holdings Corp., 4.5%, due 3/1/2021	$100,000	103,750

United Rentals, Inc., 7.625%, due 4/15/2022	$200,000	230,500
Urstatd Biddle Properties, Inc. 7.125% Preferred Series F	30,000	791,700
United States Steel Corp., 7.5%, due 3/15/2022	$200,000	211,500
Webster Financial Corp. 6.4% Preferred Series E	20,000	516,000

		193,151,522

U.S. Government Bonds & Notes - 0.6%
America First Tax Exempt Investors, L.P.	500,000	3,575,000

U.S. Micro Cap Stocks - 16.1%
Arlington Asset Investment Corp.	350,000	9,481,500
Ellington Financial LLC	370,000	9,575,600
Fidus Investment Corp.	335,000	6,298,000
Full Circle Capital Corp.	202,000	1,597,820
Garrison Capital, Inc.	20,000	302,800
Golub Capital BDC, Inc.	172,000	3,032,360
Home Loan Servicing Solutions, Ltd.	183,000	4,144,950
Horizon Technology Finance Corporation	300,000	4,407,000
Kohlberg Capital Corporation	453,000	4,901,460
MCG Capital Corp	810,000	4,163,400
Medley Capital Corp.	383,500	5,974,930
Monroe Capital Corporation	10,000	152,100
New Mountain Finance Corporation	301,500	4,594,860
NGP Capital Resources Company	269,600	1,795,536
PennantPark Floating Rate Capital Ltd.	155,000	2,194,800
PennantPark Investment Corp.	472,000	5,522,400
Stellus Capital Investment Corp.	101,700	1,556,010
Student Transportation, Inc.	480,000	3,105,600
TCP Capital Corp.	386,397	6,054,841
THL Credit, Inc.	600,000	9,228,000
TICC Capital Corp.	337,000	3,427,290
WhiteHorse Finance, Inc.	450,000	7,132,500

		98,643,757

U.S. Mid Cap Stocks - 1.1%
Ares Capital Corporation	390,000	7,082,400

U.S. Municipal Bonds - 3.1%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	213,300
Market Vectors High-Yield Muni ETF	140,000	4,639,600
PowerShares Build America Bond Portfolio	460,000	14,218,600

		19,071,500

U.S. REIT’s - 23.5%
A G Mortgage Investment Trust, Inc.	330,000	8,537,100
American Capital Agency Corp.	132,000	4,396,920
American Capital Mortgage Investment Corporation	310,000	8,233,600
Anworth Mortgage Asset Corp.	800,000	5,048,000
ARMOUR Residential REIT, Inc.	1,471,000	9,546,790
Apollo Commercial Real Estate Finance, Inc.	238,000	4,222,120
Apollo Residential Mortgage, Inc.	327,000	7,279,020
Chimera Investment Corporation	1,950,000	6,435,000
CYS Investments, Inc.	160,000	1,988,800
Dynex Capital, Inc.	272,000	2,924,000
Five Oaks Investment Corp.	181,341	2,738,249
Invesco Mortgage Capital, Inc.	255,000	5,457,000
Javelin Mortgage Investment Corp.	528,000	10,633,920
MFA Financial, Inc.	464,000	4,301,280
Newcastle Investment Corporation	525,000	5,948,250
New York Mortgage Trust, Inc.	720,000	5,140,800
NorthStar Realty Finance Corp.	854,000	8,514,380
One Liberty Properties, Inc.	91,377	2,096,188
RAIT Financial Trust	400,000	3,416,000
Resource Capital Corp.	747,000	4,922,730
Silver Bay Realty Trust Corp.	19,159	365,554
Spirit Realty Capital, Inc.	240,000	5,167,200
Starwood Property Trust, Inc.	166,000	4,563,340
Two Harbors Investment Corp.	391,000	4,684,180
Western Asset Mortgage Capital Corp.	348,000	7,795,200
ZAIS Financial Corp.	474,000	9,792,840

		144,148,461

U.S. Small Cap Stocks - 7.4%
Apollo Investment Corporation	516,800	4,553,009
BlackRock Kelso Capital Corporation	210,000	2,089,500

Compass Diversified Holdings	548,000	9,266,680
Fifth Street Finance Corp.	943,000	10,410,720
Hercules Technology Growth Capital, Inc.	30,000	399,000
KKR Financial Holdings LLC	335,000	3,581,150
Solar Capital Ltd.	430,000	10,289,900
Solar Senior Capital Ltd.	115,000	2,204,550
Triangle Capital Corporation	90,000	2,517,300

		45,311,809

Money Market Funds - 2.4%
Fidelity Institutional Money Market Portfolio	14,853,455	14,853,455

TOTAL INVESTMENTS - 100.9% (cost $576,069,455)		619,060,187
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.9%		(5,366,569)

Net Assets - 100.0%		$613,693,618

Cost for federal income tax purposes $576,325,794.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$46,151,351
Excess of tax cost over value	3,416,958

Net Appreciation	$42,734,393

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2013

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 18.1%
iShares JP Morgan Emerging Markets Bond Fund	7,500	$910,500
Market Vectors Emerging Markets Local Currency Bond ETF	35,000	965,650
Market Vectors Latin America Aggregate Bond ETF	25,000	662,500
PowerShares Emerging Markets Sovereign Debt Portfolio	22,000	682,000
WisdomTree Emerging Markets Corporate Bond ETF	2,700	216,837
WisdomTree Emerging Markets Local Debt ETF	8,000	429,520

		3,867,007

Global Corporate Bonds - 7.0%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	209,975
iShares Barclays Credit Bond Fund	3,700	423,169
Macquarie Group Ltd., 6%, due 1/14/2020	$200,000	223,691
Montpelier Re Holdings Ltd., 4.7%, due 10/15/2022	$100,000	104,660
Vanguard Intermediate-Term Corporate Bond ETF	4,800	425,904
Weatherford International Ltd., 5.125%, due 9/15/2020	$100,000	111,498

		1,498,897

International Corporate Bonds - 1.1%
Telecom Italia Capital SA, 7.175%, due 6/18/2019	$100,000	118,914
Telefonica Emisiones SAU, 5.877%, due 7/15/2019	$100,000	112,926

		231,840

International Debt - 8.5%
Aberdeen Asia-Pacific Income Fund, Inc.	143,000	1,091,090
Market Vectors International High Yield Bond ETF	27,000	743,040

		1,834,130

Structured Notes - 4.3%
Goldman Sachs Group, Inc. Index-Linked Medium-Term Notes, Variable Rate, due 3/20/2020	$100,000	98,735
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	197,490
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$200,000	200,260
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$200,000	213,770
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$200,000	217,370

		927,625

U.S. Corporate Bonds - 56.4%
Advance Auto Parts, Inc., 5.75%, due 5/1/2020	$100,000	111,814
AdvisorShares Newfleet Multi-Sector Income ETF	5,800	291,798
Alcoa, Inc., 6.75%, due 7/15/2018	$100,000	114,032
Alcoa, Inc., 5.72%, due 2/23/2019	$100,000	108,003
Ares Capital Corp. 5.875% Preferred	12,000	308,640
Arlington Asset Investment Corp. 6.625% Preferred	10,000	250,000
Arrow Electronics, Inc., 6%, due 4/1/2020	$100,000	114,565
Avnet, Inc., 4.875%, due 12/1/2022	$200,000	212,985
Avon Products, Inc., 5.75%, due 3/1/2018	$200,000	222,608
Bank of America Corp., 5.42%, due 3/15/2017	$100,000	110,957
Best Buy Co., Inc., 3.75%, due 3/15/2016	$200,000	206,000
BlackRock Credit Allocation Income Trust IV	69,790	1,006,372
Block Financial LLC, 5.5%, due 11/1/2022	$100,000	107,790
BMC Software, Inc., 4.25%, due 2/15/2022	$150,000	152,302
Buckeye Partners, L.P., 4.875%, due 2/1/2021	$100,000	108,475
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	109,023
CenturyLink, Inc., 6.45%, due 6/15/2021	$100,000	110,892
Cliffs Natural Resources, Inc., 4.8%, due 10/1/2020	$100,000	101,177
Computer Sciences Corporation, 6.5%, due 3/15/2018	$100,000	116,705
Dell, Inc., 5.65%, due 4/15/2018	$100,000	104,136
Expedia, Inc., 5.95%, due 8/15/2020	$100,000	112,209
Fifth Street Finance Corp., 5.875% Senior Notes, due 3/15/2019	18,500	461,945
Ford Motor Co., 9.215%, due 9/15/2021	$100,000	134,933
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	319,680
Horizon Technology Finance Corp. 7.375% Preferred	12,000	315,600
Icahn Enterprises, L.P., 8%, due 1/15/2018	$100,000	107,750
iShares iBoxx $ High Yield Corporate Bond Fund	9,000	862,650

JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	436,050
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	8,000	209,680
Legg Mason, Inc., 6%, due 5/21/2019	$100,000	108,811
Lexmark International, Inc., 6.65%, due 6/1/2018	$100,000	113,772
Life Technologies Corporation, 6%, due 3/1/2020	$200,000	235,031
Limited Brands, Inc., 8.5%, due 6/15/2019	$100,000	124,500
Main Street Capital Corp. 6.125% Preferred	4,000	101,800
Masco Corporation, 7.125%, due 3/15/2020	$100,000	116,636
Medley Capital Corp. 6.125% Preferred	4,000	100,960
Medley Capital Corp. 7.125% Preferred	5,875	155,570
Nasdaq OMX Group, Inc., 5.55%, due 1/15/2020	$200,000	216,218
Newfield Exploration Co., 5.75%, due 1/30/2022	$100,000	111,125
NuStar Logistics L.P., 6.125% Preferred	8,000	220,000
NuStar Logistics L.P., 4.75%, due 2/1/2022	$100,000	97,205
Owens Corning, 9%, due 6/15/2019	$100,000	128,749
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	18,000	454,140
Peritus High Yield ETF	8,500	440,202
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3,000	317,250
PowerShares Senior Loan Portfolio	17,000	428,230
Prologis, Inc., 6.625%, due 5/15/2018	$100,000	121,117
SLM Corporation, 8%, due 3/25/2020	$100,000	115,978
SLM Corporation, 7.25%, due 1/25/2022	$100,000	111,750
The Gap, Inc., 5.95%, due 4/12/2021	$100,000	117,996
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	16,000	411,200
Western Asset Global Corporate Defined Opportunity Fund, Inc.	40,000	799,600

		12,076,611

U.S. Municipal Bonds - 2.2%
SPDR Nuveen Barclays Build America Bond ETF	7,500	473,175

Money Market Funds - 2.3%
Fidelity Institutional Money Market Portfolio	496,507	496,507

TOTAL INVESTMENTS - 99.9% (cost $20,640,087)		21,405,792
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		17,180

Net Assets - 100.0%		$21,422,972

Cost for federal income tax purposes $20,640,087.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$797,837
Excess of tax cost over value	32,132

Net Appreciation	$765,705

API VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2013

(Unaudited)

	Shares	Value
Emerging Markets Value - 1.5%
iShares MSCI Emerging Markets Value Index Fund	2,250	$110,228
iShares S&P India Nifty 50 Index Fund	3,200	81,536
Vanguard FTSE Emerging Markets ETF	3,500	153,160

		344,924

Europe Large Cap Stocks - 3.4%
BASF SE	1,600	149,280
Koninklijke Philips Electronics N.V.	5,500	151,800
Novartis AG	1,700	125,392
Vivendi SA	5,400	122,310
Volkswagon AG	2,800	108,640
Wynn Macau, Ltd.	4,500	136,755

		794,177

Europe Market Indexes - 1.2%
iShares MSCI France Index	4,100	100,573
iShares MSCI Germany Index	1,900	48,393
iShares MSCI Italy Index	3,500	46,025
Market Vectors Poland ETF	3,700	75,517

		270,508

Europe Mid Cap Stocks - 0.9%
Esprit Holdings Ltd.	35,000	95,550
NXP Semiconductors NV*	3,900	107,445

		202,995

Global Large Cap Stocks - 3.6%
AEGON N.V.	20,000	135,200
Bunge Ltd.	2,300	166,083
Credit Suisse Group AG	6,300	181,314
Invesco Holding Co. Ltd.	4,500	142,830
Schlumberger Ltd.	1,500	111,645
Teva Pharmaceutical Industries Ltd.	3,000	114,870

		851,942

Global Mid Cap Stocks - 2.4%
Energy XXI (Bermuda) Ltd.	3,000	68,220
Everest Re Group Ltd.	1,000	134,990
Jazz Pharmaceuticals Plc*	2,100	122,535
Noble Corporation	3,000	112,500
White Mountains Insurance Group Ltd.	190	109,879

		548,124

Global Small Cap Stocks - 1.1%
Altisource Residential Corporation*	7,000	133,000
Montpelier Re Holdings Ltd.	4,700	121,072

		254,072

International Market Indexes - 2.3%
iShares MSCI EAFE Value Index Fund	2,400	126,864
Schwab International Equity ETF	5,400	156,762
Vanguard FTSE All-World Ex-U.S. Index Fund	5,100	245,310

		528,936

International Mid Cap Stocks - 1.6%
DE Master Blenders 1753 NV	9,200	145,268
McDermott International, Inc.*	9,000	96,120
Validus Holdings, Ltd.	3,200	123,552

		364,940

International Small Cap Stocks - 0.4%
Ritchie Bros. Auctioneers, Inc.	5,000	100,850

Latin America Large Cap Stocks - 0.6%
Companhia de Bebidas das Americas	3,100	130,262

Latin America Market Indexes - 0.6%
iShares MSCI Brazil Index Fund	2,500	137,875

Pacific/Asia Large Cap Stocks - 2.1%
China Mobile Limited	2,100	116,004

ICICI Bank Limited	2,600	121,732
KB Financial Group, Inc.*	3,000	98,400
Mitsubishi UFJ Financial Group, Inc.	22,000	149,160

		485,296

Pacific/Asia Market Indexes - 3.5%
iShares MSCI China Index Fund	3,000	138,570
iShares MSCI India Index Fund	3,200	84,896
iShares MSCI Indonesia Investable Market Index Fund	3,500	124,495
iShares MSCI Philippines Investable Market Index Fund	3,500	146,580
iShares MSCI South Korea Index Fund	850	49,657
iShares MSCI Thailand Capped Investable Market Index Fund	850	80,750
Market Vectors Vietnam Index ETF	3,800	74,138
Market Vectors Indonesia Index ETF	3,800	124,830

		823,916

Pacific/Asia Mid Cap Stocks - 1.1%
NetEase, Inc.	2,200	124,058
Sims Metal Management, Inc.	14,300	142,857

		266,915

United Kingdom Large Cap Stocks - 1.7%
Delphi Automotive PLC*	3,600	166,356
KeyCorp	12,000	119,640
Unilever PLC	2,800	121,296

		407,292

United Kingdom Small Cap Stocks - 0.8%
WNS Holdings Ltd.*	13,000	194,220

U.S. Large Cap Stocks - 30.4%
Abbott Laboratories	1,500	55,380
AbbVie, Inc.	1,500	69,075
Activision Blizzard, Inc.	9,100	136,045
Alcoa, Inc.	11,000	93,500
Allstate Corporation	2,600	128,076
Ameriprise Financial, Inc.	1,900	141,607
Amgen, Inc.	1,400	145,894
Anadarko Petroleum Corporation	1,550	131,378
Apache Corporation	1,250	92,350
Applied Materials, Inc.	8,800	127,688
Baker Hughes, Inc.	2,100	95,319
Berkshire Hathaway, Inc. Class B*	1,200	127,584
Boeing Company	2,000	182,820
Chubb Corporation	1,400	123,298
Cisco Systems, Inc.	7,500	156,900
ConocoPhillips	2,000	120,900
Corning, Inc.	8,500	123,250
CSX Corporation	4,400	108,196
CVS Caremark Corporation	2,200	127,996
Devon Energy Corporation	1,800	99,108
Energy Transfer Partners, L.P.	1,036	51,582
FedEx Corporation	1,100	103,411
FirstEnergy Corp.	2,000	93,200
Franklin Resources, Inc.	800	123,728
Goldman Sachs Group, Inc.	950	138,767
Hershey Company	1,400	124,824
Home Depot, Inc.	1,800	132,030
International Business Machines, Inc.	500	101,270
Intuit, Inc.	1,600	95,424
International Paper Company	3,400	159,732
Johnson & Johnson	1,500	127,845
Las Vegas Sands Corp.	2,600	146,250
Life Technologies Corporation*	2,100	154,749
Lorillard, Inc.	2,400	102,936
Marathon Oil Corporation	3,500	114,345
MasterCard, Inc.	250	138,233
MetLife, Inc.	3,300	128,667
National Oilwell Varco, Inc.	1,500	97,830
Noble Energy, Inc.	1,100	124,619
Nordstrom, Inc.	2,000	113,180
Occidental Petroleum Corporation	1,200	107,112
PepsiCo, Inc.	1,400	115,458
Phillips 66	2,550	155,423

Precision Castparts Corp.	700	133,903
Prudential Financial, Inc.	1,800	108,756
Scripps Networks Interactive, Inc.	1,700	113,186
Sigma-Aldrich Corporation	1,000	78,690
Spectra Energy Corp.	5,900	186,027
State Street Corporation	2,300	134,481
The ADT Corporation	2,300	100,372
Thermo Fisher Scientific, Inc.	1,900	153,292
Travelers Companies, Inc.	1,600	136,656
United Technologies Corporation	1,200	109,548
Visa, Inc.	800	134,768
VMware, Inc.*	1,400	98,700
Wal-Mart Stores, Inc.	1,400	108,808
Walt Disney Company	2,000	125,680
Wells Fargo & Company	3,100	117,738
Wynn Resorts Limited	950	130,435

		7,108,019

U.S. Micro Cap Stocks - 2.7%
8 x 8, Inc.*	20,800	150,384
Graham Corporation	5,000	121,500
KMG Chemicals, Inc.	5,500	100,980
Measurement Specialties, Inc.*	3,500	149,695
Teche Holding Company	2,500	103,000

		625,559

U.S. Mid Cap Stocks - 24.9%
Albemarle Corporation	1,800	110,250
American Capital, Ltd.*	11,000	166,430
A. O. Smith Corp.	1,800	135,774
Atwood Oceanics, Inc.*	2,300	112,815
Babcock & Wilcox Company	6,000	163,200
Brinker International, Inc.	3,000	116,700
Brown & Brown, Inc.	4,000	123,960
Carlyle Group LP	4,200	136,416
Coca-Cola Enterprises, Inc.	3,600	131,868
Crown Holdings, Inc.*	2,900	123,772
D.R. Horton, Inc.	5,600	146,048
Eaton Vance Corp.	3,900	155,532
Energizer Holdings, Inc.	1,350	130,397
Federated Investors, Inc.	4,900	112,504
Flowserve Corporation	800	126,496
Graco, Inc.	1,700	102,901
Hartford Financial Services Group, Inc.	5,900	165,731
Hasbro, Inc.	2,800	132,636
Helmerich & Payne, Inc.	2,100	123,102
Ingredion, Inc.	3,300	237,633
Kennametal, Inc.	3,000	119,970
Kirby Corporation*	2,000	149,780
Lam Research Corporation*	5,000	231,100
Legg Mason, Inc.	3,900	124,254
Lincoln National Corporation	4,700	159,847
Nationstar Mortgage Holdings, Inc.*	3,000	110,310
Nu Skin Enterprises, Inc.	2,800	142,044
Ocwen Financial Corporation*	2,700	98,766
Owens Corning, Inc.*	3,400	143,004
Principal Financial Group, Inc.	4,000	144,400
ProAssurance Corp.	1,400	68,586
PVH Corp.	1,200	138,492
Reinsurance Group of America, Inc.	2,700	168,885
Silgan Holdings, Inc.	2,500	119,675
Stericycle, Inc.*	1,500	162,480
Tempur-Pedic International, Inc.*	2,500	121,250
Total System Services, Inc.	3,500	82,670
TRW Automotive Holdings Corp.*	2,400	144,168
Under Armour, Inc.*	2,300	131,284
URS Corporation	3,500	153,720
Valmont Industries, Inc.	850	123,871
Vulcan Materials Company	2,800	139,664
WABCO Holdings, Inc.*	1,300	93,899

		5,826,284

U.S. REIT’s - 0.4%
Silver Bay Realty Trust Corp.	5,300	101,124

U.S. Small Cap Stocks - 10.8%
Alere, Inc.*	5,300	136,104
Astec Industries, Inc.*	3,250	106,698
Blount International, Inc.*	8,000	111,120
Community Bank System, Inc.	3,800	108,832
Electronics for Imaging, Inc.*	6,300	168,336
EMC Corporation*	4,600	103,178
Fair Isacc Corporation	3,000	139,740
G-III Apparel Group Ltd.*	4,100	166,706
Hill-Rom Holdings, Inc.	3,200	109,024
Kaman Corporation	3,800	128,402
Kraton Performance Polymers, Inc.*	3,800	86,298
Old Dominion Freight Line, Inc.*	3,200	123,200
PolyOne Corporation	5,500	123,915
Primerica, Inc.	3,900	132,444
Proofpoint, Inc.*	7,100	130,071
Rosetta Resources, Inc.*	3,000	128,730
Standex International Corporation	2,400	126,960
ValueClick, Inc.*	8,000	246,880
Wendy’s Company	25,000	142,250

		2,518,888

Money Market Funds - 2.6%
Fidelity Institutional Money Market Portfolio	618,093	618,093

TOTAL INVESTMENTS - 100.6% (cost $18,797,247)		23,505,211
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.6%		(138,591)

Net Assets - 100.0%		$23,366,620

Cost for federal income tax purposes $18,797,247.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$23,505,211
Excess of tax cost over value	18,797,247

Net Appreciation	$4,707,964

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2013

(Unaudited)

	Shares	Value
Growth Funds - 33.0%
API Efficient Frontier Growth Fund*	934,507	$11,335,571

Income Funds - 33.0%
API Efficient Frontier Capital Income Fund	261,666	11,330,119

Value Funds - 33.1%
API Efficient Frontier Value Fund*	774,438	11,384,232

Money Market Funds - 1.0%
Fidelity Institutional Money Market Portfolio	333,021	333,021

TOTAL INVESTMENTS - 100.1% (cost $21,818,965)		34,382,943
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(42,529)

Net Assets - 100.0%		$34,340,414

Cost for federal income tax purposes $22,171,491.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$12,211,452
Excess of tax cost over value	—

Net Appreciation	$12,211,452

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2013, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$514,380	$—	$—	$514,380
Common Stocks	22,353,197	—	—	22,353,197
Exchange Traded Funds	1,686,149	—	—	1,686,149
Limited Partnerships	485,505	—	—	485,505
Money Market Funds	1,160,586	—	—	1,160,586
Real Estate Investment Trusts	2,567,835	—	—	2,567,835
Structures Notes	—	518,850	—	518,850

Total	$28,767,652	$518,850	$—	$29,286,502

Growth Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$40,592,259	$—	$—	$40,592,259
Exchange Traded Funds	3,624,840	—	—	3,624,840
Limited Partnerships	7,596	—	—	7,596
Money Market Funds	685,629	—	—	685,629

Total	$44,910,324	$—	$—	$44,910,324

Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$75,518,771	$—	$—	$75,518,771
Common Stocks	93,494,667	—	—	93,494,667
Corporate Bonds	—	16,141,177	—	16,141,177
Exchange Traded Funds	197,315,121	—	—	197,315,121
Limited Partnerships	3,575,000	—	—	3,575,000
Money Market Funds	14,853,455	—	—	14,853,455
Municipal Bonds	—	213,300	—	213,300
Preferred Stocks	44,095,613	—	—	44,095,613
Real Estate Investment Trusts	144,148,461	—	—	144,148,461
Structured Notes	—	29,704,622	—	29,704,622

Total	$573,001,088	$46,059,099	$—	$619,060,187

Core Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$2,897,062	$—	$—	$2,897,062
Corporate Bonds	—	5,066,908	—	5,066,908
Exchange Traded Funds	8,272,425	—	—	8,272,425
Money Market Funds	496,507	—	—	496,507
Preferred Stocks	3,745,265	—	—	3,745,265
Structured Notes	—	927,625	—	927,625

Total	$15,411,259	$5,994,533	$—	$21,405,792

Value Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$20,491,837	$—	$—	$20,491,837
Exchange Traded Funds	2,106,159	—	—	2,106,159
Limited Partnerships	187,998	—	—	187,998
Money Market Funds	618,093	—	—	618,093
Real Estate Investment Trusts	101,124	—	—	101,124

Total	$23,505,211	$—	$—	$23,505,211

Master Allocation Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$34,382,943	$—	$—	$34,382,943

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 11, 2013

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: June 11, 2013